Stock Option Plans and Warrants to Purchase Common Stock (Details 3) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2012
Warrant [Member]
Summary of options/warrants activity
Beginning Balance	2,701,569	2,703,819
Granted	774,873	4,750
Number of stock issued from stock option exercises
Expired	(633,104)	(7,000)
Ending Balance	2,843,338	2,701,569
Beginning Balance, weighted average options/warrants exercise price	$ 4.40	$ 4.40	$ 3.13	$ 4.32
Granted, weighted average options/warrants exercise price	$ 0.56	$ 3.85
Exercised, weighted average options/warrants exercise price
Expired, weighted average warrant exercise price	$ 5.40	$ 0.66
Ending Balance, weighted average options/warrants exercise price	$ 3.13	$ 4.40	$ 3.13	$ 4.32